Schedule of Investments (unaudited) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Commercial Services & Supplies — 0.1%
Chapman University, 3.00%, 04/01/51	$3,495	$2,358,491
Conservation Fund A Nonprofit Corp., Series 2019, 3.47%, 12/15/29	2,677	2,300,200

		4,658,691

Education — 0.7%
Grand Canyon University, 5.13%, 10/01/28	35,874	32,332,666

Financial Services — 0.3%
Community Preservation Corp.,
Series 2020, Class C, 2.87%, 02/01/30	14,411	12,029,490

Health Care Providers & Services — 0.0%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	1,046	687,717

Total Corporate Bonds — 1.1% (Cost: $57,503,000)		49,708,564

Municipal Bonds

Alabama — 2.9%
Alabama Federal Aid Highway Finance Authority, Refunding RB
Series B, 2.16%, 09/01/32	4,000	3,235,472
Series B, 2.26%, 09/01/33	6,300	5,045,462
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	5,910	5,790,523
Series A, 5.25%, 01/01/54	5,240	5,446,975
Series C-1, 5.25%, 02/01/53	31,150	32,330,491
Black Belt Energy Gas District, Refunding RB(a) 4.00%, 06/01/51	18,605	18,136,173
Series D-1, 5.50%, 06/01/49(b)	28,740	29,948,431
Lower Alabama Gas District, RB, 4.00%, 12/01/50(a)	11,090	10,893,441
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(a)	10,000	9,955,390
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54(a)	7,570	7,831,945
State of Alabama, GO, Series B, 5.00%, 11/01/41	5,000	5,441,925
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(c)	3,540	3,203,201

		137,259,429

Alaska — 0.2%
State of Alaska International Airports System, Refunding RB
Series B, 5.00%, 10/01/32	5,000	5,157,655
Series B, 5.00%, 10/01/34	5,000	5,157,775

		10,315,430

Arizona — 1.4%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(c)	3,195	3,230,318
Chandler Industrial Development Authority, RB, Series 2, AMT, 5.00%, 09/01/52(a)	25,000	25,699,450
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/47	10,000	10,174,180

Security	Par (000)	Value

Arizona (continued)
City of Phoenix Civic Improvement Corp., Refunding ARB, Series D, Junior Lien, 5.00%, 07/01/37	$5,000	$5,232,660
Maricopa County Pollution Control Corp., Refunding RB, 2.40%, 06/01/35	15,000	11,602,125
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	10,284,820

		66,223,553

Arkansas(c) — 0.9%
Arkansas Development Finance Authority, RB
12.00%, 07/01/48	23,000	23,725,650
Series A, AMT, 4.50%, 09/01/49	6,225	5,783,461
Series A, AMT, 4.75%, 09/01/49	15,460	14,879,461

		44,388,572

California — 12.6%
Bay Area Toll Authority, Refunding RB, Series A, 2.00%, 04/01/56(a)	5,000	4,586,525
California Community Choice Financing Authority, RB, Series C, 5.25%, 01/01/54(a)	5,000	5,176,580
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/51(c)	1,915	1,166,823
California Enterprise Development Authority, RB, 10.00%, 11/15/32(c)	670	657,472
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	5,202,410
5.00%, 02/01/37	5,000	5,175,775
5.00%, 08/15/43	10,000	10,082,980
California Housing Finance Agency, RB, Series 2, 4.00%, 03/20/33	18,252	17,611,960
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	15,591	13,904,868
Series A, AMT, 4.25%, 01/15/35	19	18,433
California Infrastructure & Economic Development Bank, RB 4.00%, 10/01/47	7,480	7,284,017
5.00%, 05/15/52	10,000	10,454,590
California Municipal Finance Authority, RB 5.38%, 07/01/34(c)	1,000	997,663
5.63%, 07/01/44(c)	2,760	2,655,106
6.00%, 07/01/44	1,960	1,960,659
Series A, 6.00%, 08/01/44(c)	330	330,310
Series A, 6.13%, 08/01/49(c)	285	285,395
RB, AMT, 0.70%, 12/01/44(a)	3,000	2,968,899
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	945,813
California Pollution Control Financing Authority, Refunding RB, Series B-2, AMT, 3.13%, 11/01/40(a)	12,090	11,780,508
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	10,403,770
California School Finance Authority, RB, Series A, 6.75%, 11/01/45(c)	1,395	1,405,086
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(c)	625	504,400

1

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Chaffey Joint Union High School District, GO, Series C, Election of 2012, 5.25%, 08/01/47	$10,000	$10,459,480
Chino Valley Unified School District, GO, Series A, Election 2016, 5.25%, 08/01/47	10,000	10,522,170
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/32	6,765	7,487,786
Series A, AMT, 4.00%, 05/15/39	5,440	5,122,402
Series A, AMT, 5.00%, 05/15/45	5,000	5,067,565
Series A, AMT, 5.25%, 05/15/48	10,000	10,351,190
Series A, AMT, Subordinate, 5.00%, 05/15/30	5,000	5,325,460
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/37	4,100	4,297,493
AMT, Subordinate, 5.00%, 05/15/31	12,495	13,630,970
AMT, Subordinate, 5.00%, 05/15/33	9,470	10,263,472
AMT, Subordinate, 5.00%, 05/15/34	4,735	5,162,750
AMT, Subordinate, 5.00%, 05/15/35	10,105	10,971,969
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	5,050	4,740,622
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB 5.25%, 11/01/48	5,275	5,874,414
Series A, 5.00%, 11/01/50	19,240	20,490,427
Cloverdale Unified School District, GO, Series B, 4.00%, 08/01/49	5,000	4,795,715
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	3,490	2,666,039
CSCDA Community Improvement Authority, RB, M/F Housing(c) 4.00%, 07/01/58	5,880	3,934,737
Series B, 4.00%, 07/01/58	6,700	4,558,378
Mezzanine Lien, 4.00%, 06/01/57	4,610	3,200,031
Series B, Mezzanine Lien, 4.00%, 12/01/59	8,355	5,235,310
Senior Lien, 3.13%, 06/01/57	8,865	5,823,392
Series B, Sub Lien, 4.00%, 12/01/59	10,420	6,675,198
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	10,488,690
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Series A, Election 2014, 4.00%, 10/01/40	10,000	10,044,390
Fresno Unified School District, GO, Series B, 4.00%, 08/01/46	10,000	9,750,570
Glendale Community College District, GO, CAB, Series B, 0.00%, 08/01/39(d)	6,755	3,283,146
Golden State Tobacco Securitization Corp., Refunding RB, Class B, (SAP), 2.35%, 06/01/30	8,000	6,652,960
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	5,000	494,935
Long Beach Unified School District, GO
Series C, Election 2016, 5.00%, 08/01/40	4,005	4,517,716
Series C, Election 2016, 5.00%, 08/01/41	6,810	7,645,158
Series C, Election 2016, 5.00%, 08/01/43	8,345	9,289,404
Series C, Election 2016, 4.00%, 08/01/46	11,360	10,942,645
Series C, Election 2016, 4.00%, 08/01/53	7,500	7,056,007
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	22,475	23,986,354

Security	Par (000)	Value

California (continued)
Northern California Gas Authority No. 1, RB, Series B, 4.41%, 07/01/27(a)	$3,025	$2,979,192
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	5,000	5,584,245
Poway Unified School District, GO, 0.00%, 08/01/38(d)	22,210	12,199,931
Sacramento Municipal Utility District, Refunding RB
Series H, 4.00%, 08/15/45	4,925	4,839,758
Series K, 5.00%, 08/15/53	11,670	12,695,641
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/31	5,750	6,242,361
Series B, AMT, Subordinate, 5.00%, 07/01/28	5,245	5,598,513
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series A, AMT, 5.00%, 05/01/30	6,500	7,004,068
Series A, AMT, 5.00%, 05/01/32	5,000	5,437,890
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 5.00%, 10/01/44	5,000	5,458,365
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(c)(d)
Series D, 0.00%, 08/01/26	1,170	1,024,271
Series D, 0.00%, 08/01/43	20,000	7,502,860
San Marcos Unified School District, GO, Series C, 5.00%, 02/15/24(e)	10,000	10,076,920
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	13,845	13,451,068
Santa Clara Valley Water District, Refunding RB
Series A, 5.00%, 06/01/48	4,915	5,342,983
Series A, 5.00%, 06/01/49	5,160	5,595,788
Series A, 5.00%, 06/01/50	5,415	5,863,205
Series A, 5.00%, 06/01/51	5,690	6,151,607
Series A, 5.00%, 06/01/52	5,675	6,127,190
State of California Department of Water Resources, Refunding RB, Series BC, 1.41%, 12/01/29	4,600	3,723,327
State of California, GO 6.00%, 03/01/33	7,485	8,097,565
5.00%, 10/01/36	8,830	10,119,507
5.00%, 09/01/41	2,385	2,613,550
5.00%, 11/01/43	9,500	9,514,715
5.00%, 10/01/45	12,575	13,830,199
5.25%, 09/01/47	2,150	2,387,371
5.25%, 10/01/50	9,800	10,870,846
Walnut Creek Elementary School District Contra Costa County, GO, Series A, 4.00%, 09/01/52	18,625	17,614,892

		594,316,815

Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/36	5,000	5,366,505
City of Colorado Springs Colorado Utilities System Revenue, RB
Series B, 5.00%, 11/15/47	6,520	6,938,519
Series B, 5.25%, 11/15/52	13,000	14,006,486
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/30	10,000	10,671,830
Series A, 5.00%, 08/01/31	5,000	5,325,345
Series A, 5.00%, 08/01/32	5,000	5,316,925

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 08/01/35	$5,000	$5,233,610
Series A, 5.00%, 08/01/36	10,000	10,428,230
Flying Horse Metropolitan District No. 3, GO, 6.00%, 12/01/49(c)	2,965	2,769,751
Plaza Metropolitan District No. 1, TA, 4.00%, 12/01/23(c)	1,000	996,439
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	5,301,830
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	2,483	2,020,695

		74,376,165

Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB 0.60%, 11/15/26	1,000	912,913
0.75%, 11/15/27	2,250	2,002,948
0.85%, 05/15/28	2,940	2,587,174
0.90%, 11/15/28	1,150	998,034
1.05%, 05/15/29	3,000	2,582,625
1.10%, 11/15/29	5,630	4,780,748
1.30%, 05/15/30	3,450	2,919,828
1.35%, 11/15/30	4,050	3,384,958
1.45%, 05/15/31	1,220	1,030,355
1.50%, 11/15/31	4,910	4,107,289
1.60%, 05/15/32	3,740	3,116,796
1.70%, 05/15/34	2,635	2,104,337
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,887,248
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	10,000	10,112,830
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	10,450	10,467,911
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(c)	4,930	5,025,307

		58,021,301

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(c)(f)	14,982	13,184,993

District of Columbia — 1.7%
District of Columbia Water & Sewer Authority, RB, Series A, 5.00%, 10/01/52	15,745	16,164,478
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, 5.00%, 10/01/29	1,155	1,220,366
Series A, 5.00%, 10/01/30	3,840	4,095,729
AMT, 5.00%, 10/01/27	5,000	5,243,695
AMT, 5.00%, 10/01/42	10,000	10,169,550
Series A, AMT, 5.00%, 10/01/30	5,000	5,061,225
Series A, AMT, 5.00%, 10/01/33	5,300	5,578,043
Series A, AMT, 5.25%, 10/01/42	1,500	1,595,693
Series A, AMT, 5.25%, 10/01/43	1,750	1,853,252
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB
Series A, 5.00%, 10/01/29	2,540	2,709,118
Series A, 5.00%, 10/01/33	5,000	5,360,515

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB (continued)
Series A, 5.00%, 10/01/34	$2,870	$3,064,224
Series A, AMT, 5.00%, 10/01/30	5,500	5,919,419
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.00%, 07/15/48	9,515	10,137,890

		78,173,197

Florida — 5.0%
Alta Lakes Community Development District, SAB 3.50%, 05/01/24	100	99,355
3.75%, 05/01/29	550	533,742
4.63%, 05/01/49	1,775	1,554,687
Babcock Ranch Community Independent Special District, SAB 4.75%, 11/01/26	335	333,281
5.00%, 11/01/31	500	487,871
5.25%, 11/01/46	3,460	3,231,315
Brevard County Health Facilities Authority, Refunding RB(c) 4.00%, 11/15/31	580	545,696
4.00%, 11/15/45	1,575	1,253,174
4.00%, 11/15/55	2,340	1,728,081
Canaveral Port Authority, ARB
Series B, 5.00%, 06/01/48	5,000	5,143,345
Series A, AMT, 5.00%, 06/01/45	5,000	5,064,780
Capital Trust Agency, Inc., RB(c) 4.88%, 06/15/56	12,000	8,946,096
Series A, 5.00%, 06/15/49	5,000	4,218,385
Series A-2, 5.00%, 01/01/26	1,465	1,447,492
Celebration Pointe Community Development District No. 1, SAB 4.75%, 05/01/24	50	49,995
5.00%, 05/01/34	710	693,933
5.13%, 05/01/45	985	915,743
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	863,513
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(c)	3,055	3,067,275
City of St Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,344,015
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.00%, 10/01/47	4,000	4,306,932
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(c)(g)(h)	1,000	44,000
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	16,000	16,104,480
County of Miami-Dade , Refunding RB, Series A, (AGC), 0.00%, 10/01/45(d)	10,000	3,278,370
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	7,075	7,155,301
County of Miami-Dade Florida, RB(d) 0.00%, 10/01/38	30,000	14,850,630
0.00%, 10/01/44	10,000	3,573,320
Series C, (AGC), 0.00%, 10/01/44	38,000	13,226,508
County of Miami-Dade Seaport Department, Refunding RB
Series A, 5.00%, 10/01/41	1,150	1,182,279
Series A, AMT, 5.00%, 10/01/34	3,400	3,572,757

3

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, Refunding RB (continued)
Series A, AMT, 5.00%, 10/01/35	$1,650	$1,724,692
Series A, AMT, 5.00%, 10/01/36	1,300	1,352,096
Series B-2, AMT, Subordinate, 4.00%, 10/01/50	6,005	5,316,503
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,052,871
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/52	19,790	21,348,067
Crossings At Fleming Island Community Development District, SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,130	2,142,267
Duval County Public Schools, COP
Series A, AMT, (AGM), 5.00%, 07/01/30	5,750	6,375,870
Series A, AMT, (AGM), 5.00%, 07/01/31	6,500	7,191,177
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	960	717,008
Florida Development Finance Corp., RB(c)
6.50%, 06/30/57	5,810	5,425,029
Series A, 5.75%, 06/15/29	365	365,758
Series A, 6.00%, 06/15/34	440	441,648
Series C, 5.75%, 12/15/56	4,090	3,183,824
AMT, 5.00%, 05/01/29	1,140	1,058,637
AMT, 6.13%, 07/01/32(a)	6,500	6,487,910
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(c)	11,970	8,318,719
Florida Housing Finance Corp., RB, S/F Housing
(FHLMC, FNMA, GNMA), 3.80%, 07/01/43	2,125	2,089,612
Class 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	2,130	2,047,454
Series 1, (FHLMC, FNMA, GNMA), 1.80%, 07/01/36	2,495	1,901,604
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,000	10,114,570
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,170	1,812,985
Series A-1, 4.10%, 05/01/48	1,400	1,095,156
Series A-2, 3.75%, 05/01/34	1,005	880,891
Lakewood Ranch Stewardship District, SAB 4.25%, 05/01/25	125	124,263
2.13%, 05/01/26	140	133,923
4.25%, 05/01/26	540	533,501
2.63%, 05/01/31	260	228,030
4.88%, 05/01/35	1,100	1,058,609
4.40%, 05/01/39	490	436,241
3.13%, 05/01/41	645	466,707
4.88%, 05/01/45	2,215	1,990,844
5.13%, 05/01/46	4,985	4,586,614
4.50%, 05/01/49	1,370	1,135,089
4.00%, 05/01/51	925	685,520
Midtown Miami Community Development District, SAB, Series B, 5.00%, 05/01/37	1,870	1,799,052
Portico Community Development District, SAB
Series 1, 3.20%, 05/01/31	995	893,164
Series 1, 3.50%, 05/01/37	1,245	1,020,683
Reunion East Community Development District, SAB
Series 2021, 2.40%, 05/01/26	220	212,511
Series 2021, 2.85%, 05/01/31	500	451,317
Series 2021, 4.00%, 05/01/51	2,685	2,083,767

Security	Par (000)	Value

Florida (continued)
Sawyers Landing Community Development District, SAB, 4.13%, 05/01/41	$2,525	$2,030,044
Sterling Hill Community Development District, SAB, Series B, 5.50%, 11/01/10(g)(h)	142	68,422
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	1,769,551
Talavera Community Development District, SAB
4.35%, 05/01/40	495	433,930
4.50%, 05/01/50	770	633,801
Tolomato Community Development District, SAB
Series 2015-2, 6.61%, 05/01/40(i)	490	449,293
Series 2015-3, 6.61%, 05/01/40(g)(h)	535	5
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,327,295
5.63%, 05/01/45	3,605	3,554,721
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,357,765
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	190	183,565
3.00%, 05/01/31	435	394,138
3.25%, 05/01/41	2,025	1,537,708

		237,840,772

Georgia — 3.9%
Atlanta Urban Redevelopment Agency, RB(c)
2.38%, 07/01/26	1,065	1,007,292
2.88%, 07/01/31	1,930	1,710,322
3.63%, 07/01/42	5,605	4,687,136
3.88%, 07/01/51	2,630	2,107,792
Augusta Georgia, GO, 5.00%, 10/01/25	9,630	9,960,540
Barrow County School District, GO, (SAW), 5.00%, 02/01/40	7,945	8,729,998
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46	10,000	10,098,130
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB
5.00%, 10/01/28	5,000	5,466,210
5.00%, 10/01/30	5,000	5,632,685
5.00%, 10/01/31	5,000	5,675,875
5.00%, 10/01/46	11,820	12,613,784
5.00%, 10/01/47	9,865	10,519,079
5.00%, 10/01/48	12,395	13,212,748
5.00%, 10/01/49	7,210	7,667,294
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49	10,000	10,228,550
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	3,355	2,939,228
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	8,492,870
Series B1, 3.65%, 06/01/44	9,670	9,157,732
Gwinnett County School District, GO, Series B, 5.00%, 08/01/27	5,000	5,377,200
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 07/01/53(a)	28,925	30,008,357
State of Georgia, GO
Series A, 4.00%, 07/01/35	5,000	5,213,175
Series A, 4.00%, 07/01/43	12,760	12,689,871

		183,195,868

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 0.4%
Kauai County Community Facilities District, ST
5.00%, 05/15/44	$625	$604,835
5.00%, 05/15/49	2,750	2,590,525
State of Hawaii Department of Budget & Finance, Refunding RB, Series A, 4.00%, 07/01/40	10,000	9,617,250
State of Hawaii, GO, Series GJ, 2.04%, 08/01/31	7,500	6,103,470

		18,916,080

Idaho — 0.5%
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(c)	5,910	3,996,874
Series A, 5.00%, 08/15/35	3,000	3,435,321
Series A, 5.00%, 08/15/36	2,925	3,297,972
Series A, 5.00%, 08/15/40	3,905	4,289,592
Series A, 5.00%, 08/15/41	5,000	5,479,270
Series A, 6.95%, 06/15/55(c)	5,150	5,262,517

		25,761,546

Illinois — 2.4%
Chicago Board of Education, GO
6.32%, 11/01/29	7,990	7,900,960
Series B, 4.00%, 12/01/35	6,730	6,269,769
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	19,810	19,448,170
6.52%, 12/01/40	7,045	6,541,367
City of Chicago Illinois Lakeshore East Special Assessment Area, SAB(c)
1.99%, 12/01/23	275	272,663
2.27%, 12/01/24	308	296,643
2.53%, 12/01/25	327	308,193
2.69%, 12/01/26	267	247,354
2.87%, 12/01/27	221	202,136
3.04%, 12/01/28	241	218,224
3.20%, 12/01/29	300	269,530
3.29%, 12/01/30	325	289,036
3.38%, 12/01/31	348	306,672
3.45%, 12/01/32	275	240,312
Illinois Finance Authority, Refunding RB
Class A, 4.00%, 08/15/39	7,000	6,653,346
Series A, 5.00%, 08/15/30	2,560	2,842,253
Series A, 5.00%, 08/15/32	2,960	3,325,539
Series A, 5.00%, 08/15/33	3,640	4,078,245
Series A, 5.00%, 08/15/34	4,870	5,427,878
Series A, 5.00%, 08/15/35	5,000	5,524,570
Illinois Housing Development Authority, RB, S/F Housing
Series D, (FHLMC, FNMA, GNMA), 2.25%, 04/01/30	975	863,181
Series D, (FHLMC, FNMA, GNMA), 2.35%, 04/01/31	900	789,661
Series D, (FHLMC, FNMA, GNMA), 2.70%, 10/01/34	5,000	4,261,150
Illinois Housing Development Authority, Refunding RB, Series H, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,767,121
Illinois State Toll Highway Authority, RB
Series A, 5.25%, 01/01/43	10,000	10,980,950

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, RB (continued)
Series A, 5.25%, 01/01/45	$11,425	$12,474,935
Illinois State Toll Highway Authority, Refunding RB, Series D, 5.00%, 01/01/24	9,090	9,133,014

		113,932,872

Indiana — 0.7%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	100	100,580
Indiana Finance Authority, RB
Series A, 4.00%, 12/01/49	26,175	23,874,898
Series B, 1st Lien, 5.25%, 10/01/47	5,000	5,326,805
Indiana Finance Authority, Refunding RB, Series B, 3.83%, 09/15/41	2,780	2,031,930

		31,334,213

Kentucky — 0.9%
County of Carroll Kentucky, Refunding RB, 2.13%, 10/01/34	5,485	4,198,745
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,250,845
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(a)	27,785	27,821,454
Westvaco Corp., RB, 7.67%, 01/15/27(c)	3,100	3,214,198

		40,485,242

Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.05%, 12/01/34	18,540	18,572,694
Louisiana Public Facilities Authority, RB, Series A, 5.00%, 04/01/57(c)	4,965	3,705,330
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47	10,000	6,837,480
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	16,115	16,884,830
Parish of St John the Baptist Louisiana, Refunding RB, Sub-Series B-1, 2.38%, 06/01/37(a)	11,025	10,385,605

		56,385,939

Maine — 0.5%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(c)	14,465	9,029,675
Maine State Housing Authority, RB, M/F Housing
Series A, AMT, 0.60%, 11/15/26	2,000	1,802,724
Series A, AMT, 1.85%, 11/15/36	2,750	2,014,989
Maine State Housing Authority, RB, S/F Housing
Series B, 3.75%, 11/15/38	6,075	5,893,321
Series H, 3.55%, 11/15/37	1,035	950,225
Series A, AMT, 3.00%, 11/15/44	2,500	1,849,020

		21,539,954

Maryland — 2.0%
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	1,220	1,210,910
County of Anne Arundel Maryland, GO
5.00%, 10/01/38	5,315	5,945,710
5.00%, 10/01/39	6,615	7,373,866
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,173,850
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	10,133,830

5

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Community Development Administration, Refunding RB, Series A, 2.60%, 03/01/42	$3,490	$2,579,449
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(c)	10,405	10,566,475
Maryland Stadium Authority, RB, Series A, (NGFGC), 5.00%, 05/01/47	6,590	6,812,814
State of Maryland Department of Transportation, ARB
Class B, AMT, 5.00%, 08/01/35	1,115	1,185,565
Class B, AMT, 4.00%, 08/01/37	1,500	1,442,418
Class B, AMT, 4.00%, 08/01/38	1,500	1,429,059
Class B, AMT, 4.00%, 08/01/39	1,840	1,743,621
Class B, AMT, 4.00%, 08/01/40	1,600	1,490,085
Series A, AMT, 3.00%, 10/01/33	5,000	4,697,265
State of Maryland, GO
Series A, 5.00%, 03/15/31	18,695	21,324,396
Series A, 5.00%, 06/01/37	11,205	12,561,567
Washington Suburban Sanitary Commission, RB, (GTD), 3.00%, 06/01/35	4,295	4,030,965

		95,701,845

Massachusetts — 2.1%
City of Boston Massachusetts, GO
Series A, 5.00%, 11/01/38	14,220	16,197,831
Series A, 5.00%, 11/01/39	3,500	3,971,810
Series A, 5.00%, 11/01/40	15,415	17,281,522
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 5.00%, 06/01/36	6,845	7,309,632
Commonwealth of Massachusetts, GO, Series E, 5.00%, 11/01/52	10,000	10,614,860
Commonwealth of Massachusetts, RB, Series A, 3.88%, 01/15/31	8,670	8,187,081
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,769,290
5.00%, 10/01/43	5,000	4,604,190
Series J2, 5.00%, 07/01/43	5,000	5,099,800
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(c)	1,310	1,154,711
4.13%, 10/01/42(c)	4,225	3,381,246
Series A, 5.00%, 10/15/27	5,000	5,406,470
Massachusetts Educational Financing Authority, RB, Series A, 2.46%, 07/01/30	3,000	2,492,619
Massachusetts Water Resources Authority, Refunding RB
Series B, 5.00%, 08/01/38	375	417,743
Series B, 5.00%, 08/01/40	500	551,842
Series B, 5.25%, 08/01/48	1,500	1,637,864
Series C, 2.39%, 08/01/33	9,380	7,497,087

		100,575,598

Michigan — 2.4%
Michigan Finance Authority, RB
4.00%, 02/15/47	10,000	8,958,460
4.00%, 02/15/44	10,000	9,209,700
Series A, 6.50%, 06/01/57(c)	4,020	3,608,497
Series S, 5.00%, 11/01/44	5,000	5,031,170
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(e)	145	151,968
5.00%, 11/15/37	5,000	5,085,230
5.00%, 12/01/45	9,855	10,019,115

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB (continued)
4.00%, 12/01/46	$10,000	$9,039,750
Michigan State Housing Development Authority, RB, M/F Housing
Series A, AMT, 3.80%, 10/01/38	10,000	9,421,320
Series A, AMT, 4.15%, 10/01/53	9,230	7,810,601
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/41	17,330	17,121,433
4.00%, 11/15/44	10,000	9,718,390
4.00%, 11/15/46	5,000	4,812,310
State of Michigan, Refunding RB, 5.00%, 03/15/27	5,000	5,303,155
West Bloomfield School District, GO, Series I, 5.00%, 05/01/42	5,950	6,429,237

		111,720,336

Minnesota — 0.4%
City of Minneapolis Minnesota, RB
4.00%, 11/15/36	3,500	3,490,529
4.00%, 11/15/38	3,750	3,667,369
4.00%, 11/15/39	3,250	3,162,380
City of Minneapolis Minnesota, RB, M/F Housing, (FNMA), 2.35%, 02/01/38	6,542	4,935,107
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 2.40%, 01/01/35	1,215	1,060,182
Series E, (FHLMC, FNMA, GNMA), 1.85%, 01/01/29	725	671,202
Series E, (FHLMC, FNMA, GNMA), 1.90%, 07/01/29	735	670,090
Series E, (FHLMC, FNMA, GNMA), 1.95%, 01/01/30	1,425	1,290,514
Series E, (FHLMC, FNMA, GNMA), 2.05%, 01/01/31	1,445	1,286,557
Minnesota Housing Finance Agency, Refunding RB, Series B, AMT, (FHLMC, FNMA, GNMA), 3.10%, 07/01/35	600	545,853

		20,779,783

Mississippi — 0.2%
Mississippi Business Finance Corp., Refunding RB, 2.38%, 06/01/44	12,460	7,692,144
Mississippi Home Corp., RB, S/F Housing, Series A, AMT, (FHLMC, FNMA, GNMA), 2.13%, 12/01/44	1,000	622,837

		8,314,981

Missouri — 2.3%
City of St Louis Missouri Airport Revenue, ARB, Series C, (AGM), 5.00%, 07/01/42	5,000	5,145,885
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	10,029,400
Kansas City Industrial Development Authority, ARB
Series A, AMT, 5.00%, 03/01/34	5,000	5,204,225
Series A, AMT, 5.00%, 03/01/35	5,000	5,188,420
Series A, AMT, 5.00%, 03/01/36	5,000	5,163,830
Series B, AMT, 5.00%, 03/01/39	5,000	5,158,300
RB, AMT, 5.00%, 03/01/44	5,000	5,053,215
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,388,505
Series C, 7.50%, 11/15/46	1,701	1,311,874

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	$8,060	$5,962,289
Class D, 2.00%, 11/15/46	3,597	157,104
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/35	4,725	5,400,103
Series A, 5.00%, 05/01/47	10,000	10,365,710
Series B, 5.00%, 05/01/45	6,785	6,968,996
Series B, 5.25%, 05/01/52	10,015	10,908,849
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Series C, 2.75%, 09/01/33	25,000	23,474,750
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,280	2,027,661

		109,909,116

Nebraska — 0.3%
Central Plains Energy Project, RB, 5.00%, 03/01/50(a)	12,075	12,095,709

Nevada — 0.5%
City of Las Vegas Nevada Special Improvement District No. 607, SAB, 5.00%, 06/01/24	35	35,062
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	5,520,685
Clark County Water Reclamation District, GO, 5.00%, 07/01/47	15,625	16,765,656
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(c)	250	240,313

		22,561,716

New Hampshire — 0.3%
National Finance Authority, RB, Series 2020-1, Class A, 4.13%, 01/20/34	3,788	3,646,157
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	12,880	9,660,812

		13,306,969

New Jersey — 1.7%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(j)	480	483,682
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(c)	265	250,282
New Jersey Economic Development Authority, Refunding RB
Series RRR, 5.00%, 03/01/28	4,725	5,043,541
Series D, AMT, 1.10%, 11/01/29(a)	19,170	16,263,828
New Jersey Health Care Facilities Financing Authority, RB
4.00%, 07/01/35	3,885	3,987,063
4.00%, 07/01/41	5,725	5,575,795
4.00%, 07/01/51	10,000	9,197,380
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 4.00%, 07/01/35	5,000	5,050,740
Series A, 5.00%, 07/01/39	5,000	5,179,190
Series A, 4.00%, 07/01/43	10,000	9,572,540

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	$7,275	$7,284,108
Series D, 5.00%, 01/01/28	10,000	10,450,930

		78,339,079

New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, S/F Housing, Series A, AMT, (FHLMC, FNMA, GNMA), 2.70%, 07/01/40	2,380	2,059,911
State of New Mexico Severance Tax Permanent Fund, RB, Series B, 5.00%, 07/01/29	5,000	5,521,055
Winrock Town Center Tax Increment Development District No. 1, TA(c)
Senior Lien, 3.75%, 05/01/28	445	424,677
Senior Lien, 4.00%, 05/01/33	1,035	893,492
Senior Lien, 4.25%, 05/01/40	1,750	1,422,738

		10,321,873

New York — 7.6%
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	11,250	9,427,331
New York City Housing Development Corp., RB, M/F Housing
Series G-1, 3.90%, 05/01/45	5,000	4,289,160
Series I, 2.25%, 11/01/36	3,240	2,505,460
Series I, 2.65%, 11/01/46	7,135	5,095,325
Series I, 2.70%, 11/01/51	8,285	5,359,840
Series I-1, 2.10%, 11/01/35	2,915	2,285,372
Series J, 3.00%, 11/01/44	8,050	5,987,469
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,000	5,005,900
Series I-1, Sustainability Bonds, 2.65%, 11/01/50	5,000	3,307,270
New York City Housing Development Corp., Refunding RB, Series C, 2.60%, 11/01/56	7,210	4,369,866
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	48,000	51,958,224
New York City Municipal Water Finance Authority, Refunding RB
4.00%, 06/15/41	10,000	9,833,170
Series BB-1, 4.00%, 06/15/45	5,000	4,799,190
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Class C-1, Subordinate, 4.00%, 02/01/40	5,000	4,778,310
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	6,835	6,620,080
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/45	10,000	10,381,260
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	19,200	19,004,774
Series A, 4.00%, 03/15/42	5,780	5,522,443
Series A, 4.00%, 03/15/46	11,300	10,725,384
Series A-1, 5.00%, 03/15/35	5,960	6,808,692
Series B, 5.75%, 07/01/24(e)	990	990,880
Series C, 5.00%, 03/15/41	10,000	10,443,300
Series D, 4.00%, 02/15/47	6,055	5,700,710
Series E, 5.00%, 02/15/25(e)	10	10,239
New York State Housing Finance Agency, RB, M/F Housing
Series H, (FNMA, SONYMA), 2.25%, 11/01/29	275	255,948
Series H, (FNMA, SONYMA), 2.35%, 11/01/30	250	230,546
Series H, (FNMA, SONYMA), 2.40%, 11/01/31	250	227,865

7

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series I, (FNMA, SONYMA), 2.40%, 05/01/31	$280	$257,115
Series I, (FNMA, SONYMA), 3.15%, 11/01/44	3,275	2,480,390
Series K, (FHLMC, FNMA, GNMA, SONYMA), 3.00%, 11/01/32	1,500	1,395,742
Series M, (FHLMC, FNMA, GNMA, SONYMA), 3.50%, 11/01/37	415	363,342
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/30	5,000	5,581,370
Series A, 4.00%, 03/15/42	2,500	2,430,435
Series A-1, 4.00%, 03/15/40	5,780	5,674,203
New York State Urban Development Corp., RB, 2.13%, 03/15/32	500	402,725
New York State Urban Development Corp., Refunding RB
5.00%, 09/15/28	5,000	5,457,190
5.00%, 09/15/29	5,000	5,540,435
5.00%, 09/15/30	5,000	5,621,100
Series E, 4.00%, 03/15/42	8,000	7,788,496
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/26	5,000	5,069,515
AMT, 5.00%, 01/01/28	5,000	5,123,105
AMT, 5.00%, 01/01/29	5,000	5,132,665
AMT, 5.00%, 01/01/30	10,000	10,240,950
AMT, 5.00%, 01/01/34	15,500	15,814,526
Port Authority of New York & New Jersey, Refunding ARB
222nd Series, (BAM-TCRS), 4.00%, 07/15/39	5,900	5,857,780
178th Series, AMT, 5.00%, 12/01/30	9,920	9,948,411
Port Authority of New York & New Jersey, Refunding RB
241st Series, 5.00%, 07/15/41	5,500	6,029,529
241st Series, 5.00%, 07/15/42	12,330	13,448,997
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
227th Series, 2.50%, 10/01/47	12,730	9,091,435
226th Series, AMT, 1.80%, 04/01/28	1,000	895,106
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.00%, 05/15/41	1,500	1,637,224
Series A, 5.00%, 05/15/42	1,700	1,846,703
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 08/15/24	10,000	10,151,510
Series A, 5.00%, 11/15/56	11,420	11,906,629
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	9,485	9,986,017

		361,096,653

North Carolina — 1.6%
City of Charlotte North Carolina Airport Revenue, Refunding ARB
4.00%, 07/01/44	3,550	3,387,634
5.00%, 07/01/49	5,000	5,213,555
Series A, 4.00%, 07/01/35	3,100	3,187,302
Series A, 4.00%, 07/01/36	3,375	3,430,171
Series B, AMT, 4.00%, 07/01/51	2,500	2,202,197

Security	Par (000)	Value

North Carolina (continued)
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 07/01/52	$5,000	$4,720,600
County of Mecklenburg North Carolina, GO
5.00%, 03/01/30	5,745	6,358,371
5.00%, 09/01/30	5,000	5,664,335
County of Union North Carolina, GO 5.00%, 09/01/39	6,540	7,330,398
5.00%, 09/01/40	6,720	7,510,534
North Carolina Housing Finance Agency, RB, S/F Housing
Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	4,890	4,608,189
Series 44, 1.75%, 01/01/26	910	865,739
Series 44, 1.80%, 07/01/26	1,175	1,108,664
Series 44, 2.05%, 01/01/28	1,245	1,153,317
Series 44, 2.20%, 07/01/29	985	894,063
Series 44, 2.30%, 01/01/31	1,030	900,838
Series 44, 2.35%, 07/01/31	910	791,267
Series 44, 2.55%, 07/01/35	1,140	963,718
North Carolina Medical Care Commission, Refunding RB
5.25%, 01/01/24(e)	195	196,084
5.25%, 01/01/41	2,275	2,088,468
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	5,180,005
Series A, AMT, 5.00%, 05/01/35	5,000	5,169,915
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(c)	2,100	2,093,629

		75,018,993

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	695	524,793

Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,145	6,524,714
City of Columbus Ohio, GO
Series A, 5.00%, 08/15/36	3,270	3,735,691
Series A, 5.00%, 08/15/37	2,600	2,938,491
Series A, 5.00%, 08/15/38	1,625	1,822,813
Series A, 5.00%, 08/15/39	2,565	2,865,977
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	2,475	2,373,584
Ohio Air Quality Development Authority, Refunding RB, 2.10%, 10/01/28(a)	7,000	6,821,262
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.50%, 09/01/35	1,275	1,154,949
Series A, (FHLMC, FNMA, GNMA), 2.75%, 09/01/40	2,335	2,048,012
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/46	13,750	14,224,072
Ohio Water Development Authority, RB, Series A, AMT, 5.00%, 06/01/29	5,000	5,517,925

		50,027,490

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	$5,010	$5,112,109

Oregon — 1.4%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/40	10,130	11,130,570
Series A, 2nd Lien, 5.00%, 12/01/42	5,000	5,446,950
Clackamas & Washington Counties School District No. 3, GO, CAB, Series A, 0.00%, 06/15/49(d)	1,750	472,146
County of Multnomah Oregon, GO,
Series B, 0.80%, 06/15/26	16,870	15,120,345
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(e)	865	884,597
Oregon Health & Science University, Refunding RB, Series A, 4.00%, 07/01/51	9,000	8,251,155
Oregon State Lottery, RB Series A, 5.00%, 04/01/38	1,000	1,105,167
Series A, 5.00%, 04/01/39	1,955	2,149,380
Series A, 5.00%, 04/01/40	2,250	2,465,685
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	5,000	5,067,320
Salem-Keizer School District No. 24J, GO, CAB, Series A, 0.00%, 06/15/40(d)	12,395	5,559,505
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, AMT, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	150,783
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	10,349,260

		68,152,863

Pennsylvania — 2.5%
Allegheny County Airport Authority, ARB
Series A, AMT, 4.00%, 01/01/56	6,000	5,008,422
Series A, AMT, 5.00%, 01/01/56	5,000	5,026,705
Central Bradford Progress Authority, RB, Series B, 4.00%, 12/01/51	10,000	8,576,900
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	511,940
Series A, 5.25%, 12/01/45	1,500	1,255,671
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/28	10,350	10,819,662
AMT, 5.00%, 07/01/51	10,000	10,077,970
Series B, AMT, 5.00%, 07/01/29	5,000	5,177,875
Series B, AMT, 5.00%, 07/01/42	5,000	5,061,030
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	10,000	9,503,600
County of Lehigh Pennsylvania, Refunding RB, 5.00%, 07/01/44	5,000	5,097,705
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	5,000	5,153,585
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,595	1,595,340
Pennsylvania Economic Development Financing Authority, RB
2.30%, 06/15/30	8,000	6,743,400
AMT, 5.00%, 12/31/38	5,000	5,004,600

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
AMT, 5.00%, 06/30/42	$5,000	$4,907,635
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 5.00%, 10/15/32	1,100	1,216,283
Series A, 5.00%, 10/15/33	1,150	1,267,047
Series A, 5.00%, 10/15/34	1,400	1,534,611
Series A, 4.00%, 10/15/37	1,400	1,343,947
Series A, 4.00%, 10/15/39	1,325	1,247,177
Series A, 4.00%, 10/15/40	1,200	1,124,528
AMT, 5.50%, 11/01/44	3,250	3,204,321
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B, 4.00%, 08/15/37	1,000	991,803
Series B, 4.00%, 08/15/39	1,000	972,308
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 2019-131A, 1.85%, 04/01/26	1,550	1,485,632
Series 2019-131A, 2.10%, 04/01/28	1,915	1,789,079
Pennsylvania Housing Finance Agency, Refunding RB, Series 134B, AMT, 5.00%, 04/01/27	1,500	1,573,709
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,116,715
Pittsburgh Water & Sewer Authority, Refunding RB, Series B, 1st Lien, (AGM), 5.00%, 09/01/38	4,500	4,866,300

		117,255,500

Puerto Rico — 5.8%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	307,385	18,588,186
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43(a)	59,841	30,817,924
0.00%, 11/01/51(a)	97,281	40,857,944
Series A-1, Restructured, 4.00%, 07/01/33	7,212	6,826,904
Series A-1, Restructured, 4.00%, 07/01/35	6,482	5,989,597
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,322,184
Series A-1, Restructured, 4.00%, 07/01/41	7,419	6,352,412
Series A-1, Restructured, 4.00%, 07/01/46	7,867	6,511,662
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	9,280	5,600,233
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	2,967	1,008,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, AMT, 4.00%, 07/01/42(c)	4,135	3,561,496
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(c)
Series B, 4.00%, 07/01/42	7,250	6,244,461
Series C, 3.75%, 07/01/27	43,100	41,151,535
Puerto Rico Electric Power Authority, RB(g)(h) 7.50%, 01/01/20	5,000	1,368,540
3rd Series, 0.00%, 01/01/23	1,907	522,091
Series A, 5.00%, 07/01/29	5,540	1,516,342
Series A, 7.00%, 07/01/33	7,445	2,037,756
Series A, 5.00%, 07/01/42	16,625	4,550,396
Series A, 7.00%, 07/01/43	3,350	916,922
Series A-1, 10.00%, 07/01/19	928	253,934
Series A-2, 10.00%, 07/01/19	4,681	1,281,107
Series A-3, 10.00%, 07/01/19	6,867	1,879,606

9

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB(g)(h) (continued)
Series B-3, 10.00%, 07/01/19	$6,867	$1,879,606
Series C-1, 5.40%, 01/01/18	18,867	5,164,113
Series C-2, 5.40%, 07/01/18	18,870	5,164,949
Series C-4, 5.40%, 07/01/20	1,908	522,092
Series CCC, 5.25%, 07/01/26	8,495	2,325,149
Series CCC, 5.25%, 07/01/28	3,120	853,969
Series D-1, 7.50%, 01/01/20	9,399	2,572,554
Series D-4, 7.50%, 07/01/20	7,444	2,037,424
Series TT, 5.00%, 07/01/18	—	990,823
Series TT, 5.00%, 07/01/20	1,690	462,567
Series WW, 5.50%, 07/01/18	—	1,649,091
Series WW, 5.50%, 07/01/20	1,000	273,708
Series WW, 5.38%, 07/01/24	4,545	1,244,003
Series WW, 5.25%, 07/01/25	2,300	629,528
Series WW, 5.25%, 07/01/33	2,725	745,854
Series WW, 5.50%, 07/01/38	3,980	1,089,358
Series WW, 5.50%, 07/01/49	4,300	1,176,944
Series XX, 5.25%, 07/01/27	2,630	719,852
Series XX, 5.25%, 07/01/35	1,310	358,557
Series XX, 5.75%, 07/01/36	1,825	499,517
Series XX, 5.25%, 07/01/40	35,125	9,613,993
Series A, AMT, 6.75%, 07/01/36	24,370	6,670,264
Puerto Rico Electric Power Authority, Refunding RB(g)(h)
Series AAA, 5.25%, 07/01/22	7,025	1,922,799
Series AAA, 5.25%, 07/01/25	5,750	1,573,821
Series AAA, 5.25%, 07/01/28	4,870	1,332,958
Series BBB, 5.40%, 07/01/28	9,505	2,601,595
Series DDD, 5.00%, 07/01/19	2,000	547,416
Series DDD, 5.00%, 07/01/20	1,810	495,411
Series UU, 3.47%, 07/01/17(a)	1,295	354,452
Series UU, 0.00%, 07/01/18(a)	1,165	318,870
Series UU, 1.32%, 07/01/20(a)	10,400	2,846,563
Series UU, 4.41%, 07/01/31(a)	12,285	3,362,503
Series V, 5.50%, 07/01/20	6,440	1,762,680
Series ZZ, 5.25%, 07/01/18	10,185	2,787,716
Series ZZ, 5.25%, 07/01/19	4,745	1,298,744
Series ZZ, 5.25%, 07/01/24	1,435	392,771
Series ZZ, 5.25%, 07/01/25	2,440	667,848
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(g)(h)	13,440	3,678,636
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Convertible, Restructured, 4.33%, 07/01/40	4,554	4,294,258

		272,043,080

Rhode Island — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, 2.50%, 04/01/45	10,000	6,822,870

South Carolina — 1.9%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB, 5.00%, 01/01/52	19,000	20,293,672
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.00%, 02/01/47	5,360	5,775,872
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	2,310	2,341,559
6.00%, 10/01/51	6,240	6,081,367

Security	Par (000)	Value

South Carolina (continued)
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	$10,000	$10,172,000
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(c)	6,915	6,156,832
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	5,000	5,032,780
Series A, 5.00%, 05/01/43	5,000	5,015,845
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,031,540
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/41	5,000	5,102,190
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, AMT, 1.75%, 01/01/26	1,075	1,014,774
Series A, AMT, 1.85%, 01/01/27	935	867,839
Series A, AMT, 1.88%, 07/01/27	885	815,355
Series A, AMT, 2.40%, 07/01/32	1,055	922,658
Series A, AMT, 2.80%, 07/01/34	965	844,281
Series A, AMT, 3.00%, 07/01/39	1,860	1,546,092
South Carolina State Housing Finance & Development Authority, Refunding RB Series B, 2.25%, 07/01/30	870	776,941
Series B, 2.45%, 07/01/32	875	767,387
State of South Carolina, GO
Series A, 5.00%, 04/01/38	5,000	5,524,660
Series A, 5.00%, 04/01/39	5,000	5,500,000

		89,583,644

Tennessee — 1.3%
County of Knox Tennessee, GO, 5.00%, 06/01/25	1,300	1,337,128
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB, Series A, 4.00%, 07/01/46	5,000	4,832,390
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 4.00%, 07/01/49	5,000	4,640,840
Series A, Subordinate, 5.00%, 07/01/49	10,000	10,471,510
New Memphis Arena Public Building Authority, RB, CAB
0.00%, 04/01/32(d)	1,500	1,053,849
0.00%, 04/01/33(d)	1,600	1,075,726
0.00%, 04/01/34(d)	1,500	954,747
0.00%, 04/01/35(d)	1,500	909,606
0.00%, 04/01/36(d)	1,500	824,487
0.00%, 04/01/37(d)	1,600	821,851
0.00%, 04/01/38(d)	700	351,262
0.00%, 04/01/39(d)	750	346,384
0.00%, 04/01/41(d)	810	334,104
0.00%, 04/01/42(d)	850	329,500
0.00%, 04/01/43(d)	1,700	621,581
0.00%, 04/01/44(d)	1,800	640,222
0.00%, 04/01/45(d)	2,000	662,756
0.00%, 04/01/46(d)	1,700	536,836
Convertiable, 4.00%, 04/01/29(i)	625	584,576
Convertiable, 4.00%, 04/01/30(i)	750	710,401
Convertiable, 4.00%, 04/01/31(i)	650	612,099
Tennessee Energy Acquisition Corp., RB, Series C, 5.00%, 02/01/25	14,320	14,349,399

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F Housing
3.85%, 07/01/43	$6,105	$5,733,712
3.95%, 01/01/49	6,080	5,564,404
Tennessee Housing Development Agency, Refunding RB
Series 2019-4, 2.65%, 07/01/34	1,670	1,481,940
Series 2019-4, 2.90%, 07/01/39	3,760	3,304,653

		63,085,963

Texas — 9.3%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,600,360
Arlington Higher Education Finance Corp., RB(c) 6.25%, 08/15/24	100	98,502
7.50%, 04/01/28	210	208,525
7.88%, 11/01/62	5,865	5,898,583
Series A, 5.30%, 04/01/62	4,325	3,542,521
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47(b)	4,850	5,179,495
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	3,044,841
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/39	7,000	7,642,782
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series C, 4.00%, 10/01/37	5,000	5,018,050
City of Dallas Texas, GO
Series A, 5.00%, 02/15/36	2,475	2,766,785
Series A, 5.00%, 02/15/37	1,500	1,656,150
Series A, 5.00%, 02/15/38	1,650	1,804,673
Series A, 5.00%, 02/15/40	3,000	3,251,325
City of Fort Worth Texas, GO 5.00%, 03/01/35	4,745	5,281,996
5.00%, 03/01/39	7,125	7,677,722
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,000,325
Series A, AMT, 6.63%, 07/15/38	3,000	3,000,888
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/38	5,000	5,267,185
City of Marble Falls Texas, SAB(c) 3.38%, 09/01/26	184	178,355
3.88%, 09/01/31	200	185,698
4.13%, 09/01/41	730	604,052
4.38%, 09/01/51	1,000	749,362
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/42	9,155	10,113,629
Series A, 5.25%, 02/01/43	6,515	7,167,477
City of Seguin Texas, GO, Series A, 5.25%, 09/01/57	10,000	10,608,620
Conroe Independent School District, GO, Series A, (PSF), 5.00%, 02/15/28	5,000	5,400,755
County of Harris Texas, GO
Series A, 5.00%, 09/15/38	1,300	1,437,164
Series A, 5.00%, 09/15/39	1,750	1,925,502
Series A, 5.00%, 09/15/40	1,815	1,988,797
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	10,015,960

Security	Par (000)	Value

Texas (continued)
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	$3,170	$3,389,120
Dalhart Independent School District, GO
(PSF), 5.00%, 02/15/41	755	812,108
(PSF), 5.00%, 02/15/42	1,345	1,442,609
(PSF), 5.00%, 02/15/43	500	534,720
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	15,455	16,271,951
Dallas Independent School District, GO, Series B, (PSF), 4.00%, 08/15/29	9,000	8,617,401
Denton Independent School District, GO
(PSF), 5.00%, 08/15/40	2,220	2,442,011
(PSF), 5.00%, 08/15/53	13,245	14,133,806
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/45	9,285	8,562,776
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/28	5,000	5,415,400
Hidalgo County Regional Mobility Authority, RB, CAB(d)
Series A, 0.00%, 12/01/42	3,000	1,085,688
Series A, 0.00%, 12/01/43	3,000	1,025,025
Series A, 0.00%, 12/01/44	3,000	965,574
Series A, 0.00%, 12/01/45	4,000	1,211,720
Series A, 0.00%, 12/01/46	6,000	1,673,046
Series A, 0.00%, 12/01/47	6,125	1,574,976
Series A, 0.00%, 12/01/48	7,130	1,748,861
Series A, 0.00%, 12/01/49	7,135	1,649,669
Series A, 0.00%, 12/01/50	5,145	1,123,560
Series A, 0.00%, 12/01/52	5,000	973,475
Series A, 0.00%, 12/01/53	5,000	921,905
Series A, 0.00%, 12/01/54	5,000	871,520
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	370	393,710
Leander Independent School District, GO, CAB, Series C, (PSF), 0.00%, 08/15/24(d)(e)	70,000	23,379,675
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/36	2,090	2,304,139
(AGM), 5.00%, 05/15/37	2,000	2,180,164
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	10,000	8,914,440
Medina Valley Independent School District, GO, (PSF), 5.00%, 02/15/45	6,215	6,675,059
Midlothian Independent School District, GO, (PSF), 5.00%, 02/15/47	10,000	10,264,400
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 6.63%, 10/01/43	2,465	2,199,115
Series A, 6.75%, 10/01/52	395	342,230
Series B2, 4.50%, 10/01/26	2,030	1,943,049
North Texas Municipal Water District Water System Revenue, Refunding RB, Series A, 5.00%, 09/01/29	5,000	5,495,110
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	7,310	7,767,189
Permanent University Fund - Texas A&M University System, Refunding RB, 5.00%, 07/01/42	6,945	7,553,903
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/41	3,675	4,047,392

11

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	$5,000	$4,697,525
5.00%, 10/01/51	10,000	10,481,200
Port Beaumont Navigation District, Refunding RB(c)
Series B, 6.00%, 01/01/25	6,415	6,090,504
Series A, AMT, 4.00%, 01/01/50	19,670	13,659,045
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(c)	27,045	21,668,075
Sanger Independent School District, GO, (PSF), 4.00%, 08/15/52	5,110	4,587,109
State of Texas, GO, Series A, AMT, 5.00%, 08/01/38	6,935	7,488,878
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, 5.10%, 04/01/35	8,015	8,011,441
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	5,715,190
Series A, 5.00%, 12/31/31	5,000	5,330,710
Series A, 5.00%, 12/31/32	5,000	5,329,215
Series A, 5.00%, 12/31/35	5,000	5,255,725
Texas Water Development Board, RB 5.00%, 08/01/37	465	519,494
5.00%, 08/01/38	560	621,437
5.00%, 08/01/39	1,950	2,156,431
5.00%, 08/01/40	1,550	1,709,715
5.00%, 08/01/41	11,275	12,281,316
4.00%, 10/15/45	11,020	10,525,048
Van Alstyne Independent School District, GO, (PSF), 5.00%, 02/15/47	6,900	7,355,993
Ysleta Independent School District, GO, (PSF), 5.00%, 08/15/56	23,445	24,694,009

		441,400,635

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/51	7,500	7,599,540
Series A, AMT, 5.25%, 07/01/53	10,000	10,355,120
City of Salt Lake City Utah Public Utilities Revenue, RB, 5.00%, 02/01/52	10,000	10,669,600
Utah Board of Higher Education, RB 2.55%, 06/01/38	1,250	996,519
2.63%, 06/01/39	1,250	986,525
Utah Charter School Finance Authority, RB(c) 5.63%, 06/15/26	255	253,515
5.00%, 06/15/42	1,190	1,002,204
5.00%, 06/15/52	3,580	2,799,699
5.63%, 06/15/54	4,930	4,150,971
5.00%, 06/15/57	2,590	1,978,809

		40,792,502

Virginia — 2.3%
Ballston Quarter Community Development Authority, TA
Series A, AMT, 5.38%, 03/01/36	995	783,996
Series A, AMT, 5.50%, 03/01/46	5,955	4,215,348
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(c)	1,000	990,813
Chesapeake Bay Bridge & Tunnel District, RB (AGM), 5.00%, 07/01/41	5,000	5,108,905
5.00%, 07/01/46	5,000	5,042,290

Security	Par (000)	Value

Virginia (continued)
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	$5,635	$5,487,673
Fairfax County Water Authority, Refunding RB 5.00%, 04/01/46	5,000	5,179,780
5.00%, 04/01/47	5,000	5,174,915
FHLMC Multifamily VRD Certificates, RB, Series M053, Class A, 2.55%, 06/15/35	1,040	811,126
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	107,110
4.00%, 07/01/47(c)	1,960	1,319,478
5.00%, 07/01/48	365	286,314
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(d)	25,115	7,595,077
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	2,705	2,652,607
5.00%, 03/01/45	2,785	2,562,470
Tobacco Settlement Financing Cor., Refunding RB, Series A-1, 6.71%, 06/01/46	12,595	10,768,725
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	10,000	8,455,950
Series A, AMT, 3.65%, 03/01/43	5,000	4,266,295
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	2,000	1,992,166
AMT, 5.00%, 12/31/56	3,380	3,328,641
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 4.00%, 01/01/29	175	173,991
AMT, Senior Lien, 4.00%, 07/01/29	2,000	1,985,312
AMT, Senior Lien, 4.00%, 01/01/30	3,000	2,978,418
AMT, Senior Lien, 4.00%, 07/01/30	2,350	2,335,895
AMT, Senior Lien, 4.00%, 01/01/31	2,955	2,953,981
AMT, Senior Lien, 4.00%, 07/01/31	3,250	3,247,839
AMT, Senior Lien, 4.00%, 01/01/32	2,750	2,747,393
AMT, Senior Lien, 4.00%, 07/01/32	2,750	2,746,659
AMT, Senior Lien, 4.00%, 01/01/33	1,250	1,246,214
AMT, Senior Lien, 4.00%, 07/01/33	1,130	1,123,541
AMT, Senior Lien, 4.00%, 01/01/34	1,000	990,105
AMT, Senior Lien, 4.00%, 07/01/34	1,000	985,123
AMT, Senior Lien, 4.00%, 01/01/35	1,155	1,129,837
AMT, Senior Lien, 4.00%, 07/01/35	1,275	1,237,163
AMT, Senior Lien, 4.00%, 01/01/36	2,500	2,401,642
AMT, Senior Lien, 4.00%, 01/01/37	1,425	1,339,648
AMT, Senior Lien, 4.00%, 01/01/38	1,500	1,382,234
AMT, Senior Lien, 4.00%, 01/01/39	1,250	1,139,258
AMT, Senior Lien, 4.00%, 01/01/40	1,250	1,131,468

		109,405,400

Washington — 2.6%
County of King Washington, GO
Series A, 5.00%, 12/01/33	3,225	3,761,305
Series A, 5.00%, 12/01/34	2,945	3,408,537
Series A, 5.00%, 12/01/35	4,230	4,847,373
Series A, 5.00%, 12/01/36	4,435	5,021,520
Series A, 5.00%, 12/01/37	4,665	5,232,791
Energy Northwest, Refunding RB, 5.00%, 07/01/41	5,235	5,666,615
King County Housing Authority, Refunding RB
(GTD), 3.50%, 05/01/38	10,000	8,823,640
(HUD SECT 8), 2.75%, 01/01/40	1,900	1,462,386

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	$5,000	$4,998,560
Pierce County School District No. 10 Tacoma, GO, 1.73%, 12/01/31	4,525	3,587,506
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,593,955
Port of Seattle Washington, GO, 5.00%, 01/01/42	4,255	4,393,228
Seattle Housing Authority, Refunding RB, (HUD SECT 8), 3.50%, 12/01/35	1,500	1,382,727
State of Washington, GO
Series 2024-A, 5.00%, 08/01/40	10,000	11,043,010
Series A-2, 5.00%, 08/01/42	3,105	3,374,141
Series A-3, 5.00%, 08/01/44	13,265	14,309,380
Series B, 5.00%, 02/01/33	5,000	5,130,485
Series B, 5.00%, 02/01/43	2,325	2,531,897
Series B, 5.00%, 06/01/47	6,675	7,170,205
Series B, 5.00%, 06/01/48	16,270	17,465,390
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/37	5,000	5,195,465

		123,400,116

Wisconsin — 1.1%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,322,915
AMT, 4.25%, 07/01/54	6,310	4,322,350
Public Finance Authority, RB(c) 6.00%, 06/15/24	135	133,946
Class B, 7.00%, 12/01/30	2,000	1,922,348
Series A, 6.25%, 10/01/31(g)(h)	1,285	925,200
Series A, 5.00%, 06/15/41	785	669,672
Series A, 7.00%, 11/01/46(g)(h)	5,085	3,305,250
Series A, 7.00%, 10/01/47(g)(h)	1,285	925,200
Series A, 5.00%, 06/15/51	885	698,552
Series A, 5.00%, 06/15/56	970	746,326
Series A-2, 5.00%, 01/01/24	275	274,074
Series B, 5.50%, 06/15/25	380	377,627
Public Finance Authority, Refunding RB
Series A, 5.00%, 10/01/34(c)	2,620	2,618,711
Series B, 6.13%, 10/01/49(c)	8,530	7,404,006
AMT, 4.00%, 08/01/35	4,840	4,138,302
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 12/15/44	5,000	5,041,020
4.00%, 12/01/51	10,000	8,746,500
Series A, 5.00%, 11/15/35	10,000	10,405,340

		53,977,339

Total Municipal Bonds — 90.3% (Cost: $4,726,261,996)		4,266,978,896

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

Florida — 0.4%
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/52	$10,000	$10,565,748
County of Miami-Dade Seaport Department, Refunding RB, Series A-2, (AGM), 4.00%, 10/01/49	10,000	9,406,688

		19,972,436

Georgia — 0.2%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54(e)	10,000	10,308,126

Illinois — 0.2%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,137,128

Michigan — 0.2%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, AMT, 4.15%, 10/01/53	9,230	7,754,529

New Jersey — 0.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	10,000	9,197,377

New York — 0.2%
New York State Thruway Authority, RB, Series C, 5.00%, 03/15/53	10,000	10,634,430

North Carolina — 0.4%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 4.00%, 07/01/51	20,000	18,790,725

Texas — 0.5%
Port Authority of Houston of Harris County Texas, ARB, 5.00%, 10/01/51	10,000	10,481,205
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,391,813

		20,873,018

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.3% (Cost: $119,008,686)		108,667,769

Total Long-Term Investments — 93.7% (Cost: $4,902,773,682)		4,425,355,229

13

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.03%(l)(m)	318,595,740	$318,595,740

Total Short-Term Securities — 6.7% (Cost: $ 318,558,840)		318,595,740

Total Investments — 100.4% (Cost: $ 5,221,332,522)		4,743,950,969

Other Assets Less Liabilities — 1.2%		55,860,327

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.6)%		(75,564,755)

Net Assets — 100.0%		$4,724,246,541

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$249,585,583	$68,996,834	(a)	$—	$15,022	$(1,699)	$318,595,740	318,595,740	$3,042,878	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	4,896	12/19/23	$543,456	$(5,144,096)
U.S. Long Bond	3,691	12/19/23	448,687	(5,676,920)
5-Year U.S. Treasury Note	3,329	12/29/23	356,021	(2,640,334)

				$(13,461,350)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$49,708,564	$—	$49,708,564
Municipal Bonds	—	4,253,793,903	13,184,993	4,266,978,896
Municipal Bonds Transferred to Tender Option Bond Trusts	—	108,667,769	—	108,667,769
Short-Term Securities
Money Market Funds	318,595,740	—	—	318,595,740
Unfunded Fixed-Income Commitments(a)	—	—	32,411,481	32,411,481

	$318,595,740	$4,412,170,236	$45,596,474	$4,776,362,450

Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$(13,461,350)	$—	$—	$(13,461,350)

(a)	Unfunded fixed-income commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $75,059,992 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

Portfolio Abbreviation (continued)

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

15